Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
14.  Subsequent Events

On January 4, 2011, the Company issued 25,474 shares of common stock to Suburban Air to satisfy $43,306 due from the Company for services in 2010.   The reduction to accounts payables and an increase in paid-in capital will be recorded in the first quarter of 2011.

On January 4, 2011, the Company settled with Keith M. McGruder, a consultant to the Company, to pay $15,000 in fees and to issue 100,000 warrants with an exercise price of $1.00.  The $15,000 fee was recorded to accrue expense and consulting expense as of December 31, 2010.  The warrants were valued at $150,000 or $1.50 per warrant using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$1.50
Expected Term	3 years
Expected Volatility	717.9%
Dividend Yield	0%
Risk Free Interest Rate	1.26%

The $150,000 value of the 100,000 warrants will be recorded as non-employee share-based compensation expense and increase in paid-in capital will be recorded in the first quarter of 2011.

On January 4, 2011, the Company issued 162,563 shares of common stock to James D. Dodrill, a consultant to the Company.  The shares are valued at the then $1.50 quoted trading price of the Company’s common stock or $243,845.  The $243,845 is recognized as stock-based compensation expense non-employee and an accrued liability as of December 31, 2010. The reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.

On January 7, 2011, Peter Orr elected to convert $25,000 of his $100,000 convertible debenture with the Company (see Note 9 - Debt Obligations). The Company issued 50,000 shares of common stock.  The per share exercise price of conversion was $0.50 per share or $25,000.  The $25,000 share value will be recognized as an increase in paid-in capital in the first quarter of 2011.

On January 17, 2011, The Daniel T. Zagorin Trust elected to convert its $500,000 convertible note with the Company (see Note 9 - Debt Obligations).  The Company issued 1,276,575 shares of common stock.  At the time of the conversion, the per share exercise price of conversion was $0.40 per share or $500,000.  The $500,000 share value will be recognized as an increase in paid-in capital in the first quarter of 2011.

On January 18, 2011, Pam Seitz, a non-employee, was issued 902 shares of common stock to satisfy $992 liability due from the Company.  The price per share was based on the Company’s closing stock price of $1.10 on January 18, 2011. The $992 is recognized as stock-based compensation expense non-employee and an accrued liability as of December 31, 2010. The reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.

On February 4, 2011, David Leadbetter, a consultant to the Company, was issued 16,575 warrants for common stock in exchange for services.  The warrants have an exercise price of $1.00.  The warrants were valued at $19,061 or $1.15 per warrant using a Black-Scholes option-pricing model with the following assumptions:

Stock Price	$1.15
Expected Term	3 years
Expected Volatility	717.9%
Dividend Yield	0%
Risk Free Interest Rate	1.31%

The fair market value of the warrants at grant date was recorded as share-based compensation expense non-employee and an increase in paid-in capital in the first quarter of 2011.

On February 14, 2011, the Company issued the unsecured, convertible debentures holders 104,708 shares of common stock to satisfy the accrued but unpaid interest expense of $157,062 due on January 1, 2011.  The $157,062 share value will be recognized as an increase in paid-in capital in the first quarter of 2011 (see Note 6 - Common Stock).

On February 15, 2011, the Company issued 8,545 shares of common stock to Kim Thornton, a consultant that provided services to the Company during 2010.  The shares are valued using a price of $1.25 the closing quoted trading price of the Company’s common stock or $10,681.  The $10,681 share value will be recognized as stock-based compensation expense non-employee and an accrued liability as of the year ended December 31, 2010.  Upon issuance of the shares, a reduction to accrued liability and an increase in paid-in capital will be recorded in the first quarter of 2011.